Interest On Pension And Other Post-Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Interest On Pension And Other Post Employment Benefit Obligations

	Year ended December 31, 2025	Nine months ended December 31, 2024

Interest on pension and other post-employment benefit obligations is comprised of:

Interest on defined benefit pension obligation (Note 23)	$7.0	$8.1

Interest on other post-employment benefit obligation (Note 24)	8.8	8.0

	$15.8	$16.1